August 4, 1997


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:	Smith Barney Institutional Cash Management Fund Inc.
	File No. 33-90952

Dear Sirs:

Pursuant to Rule 497(c) under the Securities Act of 1933, Smith Barney Institutional Cash Management Fund Inc. file accession number
0000091155-97-000346 was filed incorrectly under CIK number 943309. It has since been refilled correctly under Smith Barney New Jersey
Municipal Fund Inc., CIK number 825629 and file accession number
0000091155-97-000348.

Please return an electronic transmittal as evidence of your receipt of this filing.

Very truly yours,


/s/ David A. Barnett
David A. Barnett
Assistant Secretary
u:\legal\funds\inst\1997\edgar\497nj